Other receivables and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Other receivables and other payables [Abstract]
Schedule of other receivables

Figures in million – SA rand	2023	2022	2021
Right of recovery receivable	—	275	319
Rates and taxes receivable	74	93	106
Pre-paid royalties	310	322	336
Palladium hedge derivative asset	—	50	286
Other	165	139	127
Total other receivables	549	879	1,174
Reconciliation of the non-current and current portion of the other receivables:
Other receivables	549	879	1,174
Current portion of other receivables	(26)	(81)	(523)
Non-current portion of other receivables	523	798	651

Schedule of other payables

Figures in million – SA rand	2023	2022	2021
Deferred payment (Rustenburg operation acquisition)	—	3,518	6,920
Contingent consideration (SFA (Oxford) acquisition)	—	—	100
Contingent consideration (Kroondal acquisition)	1,570	—	—
Right of recovery payable	—	34	32
Deferred/contingent consideration (Pandora acquisition)	44	128	400
Marikana dividend obligation	1,626	2,129	1,539
Keliber dividend obligation	1,147	—	—
Gold and zinc hedge derivative liability	173	—	—
Other	862	582	373
Total other payables	5,422	6,391	9,364
Reconciliation of the non-current and current portion of the other receivables:
Other payables	5,422	6,391	9,364
Current portion of other payables	(2,015)	(3,891)	(4,765)
Non-current portion of other payables	3,407	2,500	4,599

Schedule of deferred payment/consideration	The deferred payment movement for the year is as follows:

Figures in million – SA rand	Notes	2023	2022	2021
Balance at the beginning of the year		3,518	6,920	4,355
Interest charge	5.2	85	266	158
Payment of deferred payment		(3,607)	(4,441)	(2,246)
Loss on revised estimated cash flows	7	4	773	4,653
Balance at end of the year		—	3,518	6,920
The Kroondal contingent consideration movement for the year is as follows:

Figures in million – SA rand	Note	2023	2022	2021
Balance at the beginning of the year		—	—	—
Contingent consideration on acquisition of subsidiary		1,433	—	—
Loss on revised estimated cash flows[1]	7	137	—	—
Balance at end of the year		1,570	—	—
1The total net loss is made up of the fair value movement recognised on the contingent consideration (see note 16.2) in respect of the delivery of the agreed PSA ounces
(gain of R33 million) and the agreed PSA ounces receivable (loss of R170 million)
The Pandora deferred consideration movement for the year is as follows:

Figures in million – SA rand	Note	2023	2022	2021
Balance at the beginning of the year		128	400	308
Interest charge	5.2	3	18	54
Loss/(gain) on revised estimated cash flows		39	(112)	123
Payment made		(126)	(178)	(85)
Balance at end of the year[1]		44	128	400
1The outstanding balance at 31 December 2023 was settled in cash on 1 February 2024

Schedule of movement in dividend obligation	The following table summarises the changes in the Marikana dividend obligation:

Figures in million – SA rand	Notes	2023	2022	2021
Balance at the beginning of the year		2,129	1,539	—
Initial recognition of the Marikana dividend obligation	6.5	—	—	1,146
Interest — unwinding of amortised cost	5.2	236	165	87
(Gain)/loss on revised estimated cash flows[1]	7	(548)	650	468
Payments made		(191)	(225)	(162)
Balance at end of the year		1,626	2,129	1,539
1The gain on revised estimated cash flow in 2023 is primarily as a result of a decrease in the estimated future net cash flows over the life-of-mine
The following table summarises the changes in the Keliber dividend obligation:

Figures in million – SA rand	Note	2023	2022	2021
Balance at the beginning of the year		—	—	—
Initial recognition of the Keliber dividend obligation		792	—	—
Loss on revised estimated cash flows[1]	7	287	—	—
Interest — unwinding of amortised cost		52	—	—
Foreign currency translation reserve		16	—	—
Balance at end of the year		1,147	—	—
1The loss on revised estimated cash flow is primarily as a result of an increase in the average lithium hydroxide price

Schedule of deferred/contingent payments made	The table below summarises the cash deferred/contingent payments made on the obligations set out above:

Figures in million – SA rand	2023	2022	2021
Deferred payment (Rustenburg operation)	(3,607)	(4,441)	(2,246)
Deferred/contingent consideration (Pandora acquisition)	(126)	(178)	(85)
Contingent consideration (SFA (Oxford) acquisition)	—	(111)	—
Total cash payments made	(3,733)	(4,730)	(2,331)
Payments in excess of the original fair value (operating cash flows)	(3,733)	(4,545)	(1,754)
Payments up to initial fair value (investing cash flows)	—	(185)	(577)

Disclosure of information and assumptions used for measuring obligations	At 31 December 2023 the following assumptions were applied in measuring the Keliber dividend obligation:

		2023	2022	2021
Average lithium hydroxide price	US$/t	22,933	—	—
Real discount rate	%	9.83	—	—
Inflation rate	%	2.0	—	—
Life-of-mine	years	24	0	0